Document and Entity Information	Jan. 20, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001411494
Document Type	8-K
Document Period End Date	Jan. 20, 2020
Entity Registrant Name	Apollo Global Management, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35107
Entity Tax Identification Number	20-8880053
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	43rd Floor
Entity Address, State or Province	NY
Entity Address, City or Town	New York 10019
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	APO
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.375% Series A Preferred Stock
Trading Symbol	APO.PR A
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.375% Series B Preferred Stock
Trading Symbol	APO.PR B
Security Exchange Name	NYSE